Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of nature of operations explanatory [text block]
1.
NATURE OF OPERATIONS

First Majestic Silver Corp. (the “Company” or “First Majestic”) is in the business of silver production, development, exploration, and acquisition of mineral properties with a focus on silver production in Mexico. The Company owns six
producing mines: the San Dimas Silver/Gold Mine, the Santa Elena Silver/Gold Mine, the La Encantada Silver Mine, the San Martin Silver Mine, the Del Toro Silver Mine and the La Parrilla Silver Mine. Since
September 2, 2019,
the Company has temporarily suspended milling operations at the La Parrilla mine in order to build adequate surface stockpiles to be used during the commissioning phase of the new high-recovery microbubble flotation cells in
2020.
In
January 2020,
the Company has decided to temporarily suspend mining and milling operations at the Del Toro mine in order to improve operating cash flow and profit margins while focusing on an expanded drill program in the area and continue evaluating mining methods and metallurgical test work on the San Juan ore body which contains a large zinc mineral resource. Additionally, the Company will continue supporting CSR projects and activities to assist local stakeholders and partners in the communities surrounding the Del Toro and La Parrilla mines.

First Majestic is incorporated in Canada with limited liability under the legislation of the Province of British Columbia and is publicly listed on the New York Stock Exchange under the symbol “AG”, on the Toronto Stock Exchange under the symbol “FR” and on the Frankfurt Stock Exchange under the symbol “FMV”. The Company’s head office and principal address is located at
925
 West Georgia Street, Suite
1800,
Vancouver, British Columbia, Canada,
V6C
3L2.